Share capital (Tables)	6 Months Ended
Jun. 30, 2018
Disclosure of classes of share capital [abstract]
Weighted average stock options

			Weighted
		Range	average
		of	remaining
		exercise	contractual
	Number	price	life (in years)
Outstanding, December 31, 2017	5,710,000	$1.75	7.39
Expired / Cancelled	-	-	-
Granted	-	-	-
Outstanding, June 30, 2018	5,710,000	$1.75	6.89
Options exercisable	5,710,000	$1.75	6.89

Stock-based compensation

	Three months		Six months
	ended June 30,		ended June 30,
Employee expenses	2018	2017	2018	2017
Stock options and compensation granted in:
2015	913,964	1,350,295	1,920,769	2,846,748
2016 and 2017	–	–	–	35,600

Total stock-based compensation expense recognized	$913,964	$1,350,295	$1920,769	$2,882,348

Disaggregated stock based compensation in statements of operations and comprehensive loss

	Three Months Ended		Six Months Ended
	June 30,		June 30,
	2018	2017	2018	2017

Stock-based compensation pertaining to general and administrative	$456,982	$675,147	$960,384	$1,458,974
Stock-based compensation pertaining to research and development	456,982	675,148	960,385	1,423,374
Total	$913,964	$1,350,295	$1,920,769	$2,882,348